RECENT ACCOUNTING DEVELOPMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING DEVELOPMENTS
RECENT ACCOUNTING DEVELOPMENTS

 ASC Topic 405, Obligations from Joint and Several Liability Arrangements. In February 2013, the FASB issued Accounting Standards Update, or “ASU,” 2013-04, Liabilities (Topic 405), Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. This ASU defines how entities measure obligations from joint and several liability arrangements which are fixed at the reporting date and for which no U.S. GAAP guidance exists. The guidance also requires entities to disclose the nature, amount and other information about those obligations. The ASU is effective for periods beginning after December 15, 2013. Retrospective presentation for all comparative periods presented is required. The adoption of this amendment in the first quarter of 2014, did not have a material impact on the presentation of our consolidated financial statements.

Other new accounting pronouncements issued but not effective until after March 31, 2014, are not expected to have a significant effect on our consolidated financial statements.

RECENT ACCOUNTING DEVELOPMENTS

 ASC Topic 220, Comprehensive Income.  Accounting Standards Update, or “ASU,” No. 2013-02, Comprehensive Income (Topic 220), Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income was effective for fiscal years and interim periods beginning after December 15, 2012, which for us was the first quarter of 2013.  The adoption of the provisions of ASU No. 2013-02 resulted in additional disclosure of the location within the statement of operations of amounts reclassified from other comprehensive income but had no impact on our financial condition, results of operations, or cash flows.

ASC Topic 350, Intangibles – Goodwill and Other.  ASU No. 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment, is intended to simplify the guidance for impairment testing of indefinite-lived intangible assets other than goodwill.  Under the new guidance, an entity has the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test.  Entities electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired.  ASU No. 2012-02 was effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012, which for us was March 31, 2013.  The adoption of this guidance in the first quarter of 2013 did not have any impact on our consolidated financial statements.

ASC Topic 405, Obligations from Joint and Several Liability Arrangements. In February 2013, the FASB issued ASU 2013-04, Liabilities (Topic 405), Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. This ASU defines how entities measure obligations from joint and several liability arrangements which are fixed at the reporting date and for which no U.S. GAAP guidance exists. The guidance also requires entities to disclose the nature, amount and other information about those obligations. The ASU is effective for periods beginning after December 15, 2013. Retrospective presentation for all comparative periods presented is required and early adoption is permitted. The adoption of this amendment is not expected to have a material impact on the presentation of our consolidated financial statements.
Other new accounting pronouncements issued but not effective until after December 31, 2013, are not expected to have a significant effect on our consolidated financial statements.